Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of estimated useful lives of property and equipment

− Properties leased for own use	Over the unexpired lease period
− Office equipment leased for own use	Over the unexpired lease period
− Leasehold improvements	Shorter of 4 years, or over the unexpired lease period
− Fixtures and furniture	5 years
− Office and lab equipment	3 – 5 years
− Computer equipment	3 years
− Motor vehicles	3 years
− Manufacturing equipment	3 years

Schedule of estimated useful lives of intangible assets

- Website and mobile apps	2 years
- Trademark and technology	10 – 20 years
- Products development cost	3 years